Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Services	$ 742,041	$ 883,460	$ 2,293,765	$ 2,543,087	$ 4,631,507	$ 3,987,955
Sales of parts and equipment	670,221	583,054	1,523,031	1,155,668	2,702,340	2,422,665
Furniture and appliances	12,132,103		22,748,153
TOTAL REVENUE	13,544,365	1,466,514	26,564,949	3,698,755	7,333,847	6,410,620
OPERATING EXPENSES
Cost of sales	10,709,830	478,195	20,255,556	1,034,786	2,370,757	1,904,712
Personnel costs	1,501,428	513,912	3,397,661	1,498,923	2,269,059	2,061,932
Depreciation and amortization	349,157	346,333	1,037,243	1,054,233	1,441,898	1,125,667
Fuel	143,658	226,738	503,923	605,581	1,117,045	700,315
General and administrative	1,963,599	333,696	4,050,269	1,347,196	1,653,683	2,006,092
TOTAL OPERATING EXPENSES	14,667,672	1,898,874	29,244,652	5,540,719	8,852,442	7,798,718
NET LOSS FROM OPERATIONS	(1,123,307)	(432,360)	(2,679,703)	(1,841,964)	(1,518,595)	(1,388,098)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt	(173,145)	(8,268)	(348,651)	(528,223)	(536,491)
Write-down of assets					(129,400)
Write-off of contingent consideration				395,634	395,634	(29,282)
Interest expense	(338,520)	(140,351)	(789,380)	(411,880)	(562,629)	(616,383)
Change in warrant liability	54,500		57,100
Other income (expense)	4,740		9,829
Gain (loss) on sale of property and equipment			24,224	(4,008)	28,408	275,499
TOTAL OTHER INCOME (EXPENSE)	(452,425)	(148,619)	(1,046,878)	(548,477)	(804,478)	(370,166)
NET LOSS BEFORE INCOME TAXES	(1,575,732)	(580,979)	(3,726,581)	(2,390,441)	(2,323,073)	(1,758,264)
INCOME TAX EXPENSE (BENEFIT)	(395,763)	(154,600)	(655,613)	(746,100)	(781,200)	(1,090,088)
NET LOSS BEFORE NON-CONTROLLING INTERESTS	(1,179,969)	(426,379)	(3,070,968)	(1,644,341)	(1,541,873)	(668,176)
NON-CONTROLLING INTEREST	(395,258)	(173,217)	(1,092,727)	(624,448)	(546,513)	(194,339)
NET LOSS ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$ (784,711)	$ (253,162)	$ (1,978,241)	$ (1,019,893)	$ (995,360)	$ (473,837)
Net Loss Per Common Share: Basic and diluted	$ (0.25)	$ (0.08)	$ (0.63)	$ (0.33)	$ (0.50)	$ (0.21)
Weighted-average number of common shares outstanding: Basic and diluted	3,165,100	3,115,625	3,147,918	3,115,625	3,115,625	3,115,625